Refund liabilities - Disclosure of development of refund liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Refund Liabilities [Abstract]
BALANCE AS AT JANUARY 1	€ 143,085	€ 254,582
Additions	465	52,012
Payments	(352)	(2,626)
Other releases	(108,542)	(879)
Revenue recognition	(40)	(169,242)
Interest expense capitalized	8,419	9,597
Exchange rate difference	(3,095)	(357)
BALANCE AS AT CLOSING DATE	39,941	143,085
Less non-current portion	(6,303)	(6,635)
CURRENT PORTION	€ 33,637	€ 136,450